Employee Termination and Other Charges - Schedule of Net Charges (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Restructuring Cost and Reserve [Line Items]
Employee termination, asset impairment and other	$ 5	$ (46)
The Flash Business of Western Digital Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Employee termination, asset impairment and other			$ (40)	$ 69	$ 16
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Employee termination, asset impairment and other	2	14
Employee termination benefits | The Flash Business of Western Digital Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Employee termination, asset impairment and other			15	68	22
Contract termination and other
Restructuring Cost and Reserve [Line Items]
Employee termination, asset impairment and other	3	0
Contract termination and other | The Flash Business of Western Digital Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Employee termination, asset impairment and other			5	1	(6)
Gain on sale-leaseback of facility
Restructuring Cost and Reserve [Line Items]
Employee termination, asset impairment and other	$ 0	$ (60)
Gain on sale-leaseback of facility | The Flash Business of Western Digital Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Employee termination, asset impairment and other			$ (60)	$ 0	$ 0